SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets Estimated Useful Lives (Details)	Dec. 31, 2025
Internal-used software | Minimum
Finite-Lived Intangible Assets
Intangible assets useful life	3 years
Internal-used software | Maximum
Finite-Lived Intangible Assets
Intangible assets useful life	5 years
Technology | Minimum
Finite-Lived Intangible Assets
Intangible assets useful life	3 years
Technology | Maximum
Finite-Lived Intangible Assets
Intangible assets useful life	10 years
Other intangibles | Minimum
Finite-Lived Intangible Assets
Intangible assets useful life	5 years
Other intangibles | Maximum
Finite-Lived Intangible Assets
Intangible assets useful life	20 years